Business Segments (Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Feb. 28, 2015	Nov. 29, 2014	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 263,254	$ 272,077	$ 225,672	$ 214,223	$ 251,049	$ 266,510	$ 234,543	$ 224,403	$ 975,226	$ 976,505	$ 945,163
Net revenues (percent)									100.00%	100.00%	100.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues									$ 940,230	$ 920,315	$ 873,910
Net revenues (percent)									96.40%	94.20%	92.50%
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues									$ 34,996	$ 56,190	$ 71,253
Net revenues (percent)									3.60%	5.80%	7.50%